Note 17 - Financial Instruments (Details) - Foreign Exchange Rates	Nov. 30, 2014 USD ($)	Nov. 30, 2014 CAD	Nov. 30, 2013 USD ($)	Nov. 30, 2013 CAD	Nov. 30, 2014 Cash [Member] USD ($)	Nov. 30, 2014 Cash [Member] CAD	Nov. 30, 2013 Cash [Member] USD ($)	Nov. 30, 2013 Cash [Member] CAD	Nov. 30, 2014 Accounts Payable [Member] USD ($)	Nov. 30, 2014 Accounts Payable [Member] CAD	Nov. 30, 2013 Accounts Payable [Member] USD ($)	Nov. 30, 2013 Accounts Payable [Member] CAD	Nov. 30, 2014 Employee Cost Payable [Member] USD ($)	Nov. 30, 2014 Employee Cost Payable [Member] CAD	Nov. 30, 2013 Employee Cost Payable [Member] USD ($)	Nov. 30, 2013 Employee Cost Payable [Member] CAD	Nov. 30, 2014 Capital Lease [Member] USD ($)	Nov. 30, 2014 Capital Lease [Member] CAD	Nov. 30, 2013 Capital Lease [Member] USD ($)	Nov. 30, 2013 Capital Lease [Member] CAD	Nov. 30, 2013 Due to Related Party [Member] USD ($)	Nov. 30, 2013 Due to Related Party [Member] CAD
Note 17 - Financial Instruments (Details) - Foreign Exchange Rates [Line Items]
FX rates used to translate to U.S.	1.1440	1.1440	1.0620	1.0620
Asset reporting currency denominated value	$ 446,205	510,459	$ 434,089	461,002	$ 446,205	510,459	$ 434,089	461,002
Liability reporting currency denominated value	534,833	611,849	1,431,142	1,519,873					331,306	379,014	456,025	484,299	181,204	207,297	172,288	182,970	22,323	25,538	43,265	45,947	759,564	806,657
Net exposure	$ (88,628)	(101,390)	$ (997,053)	(1,058,871)